UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number 811-09425


                      ADVANTAGE ADVISERS WHISTLER FUND LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Timothy Sperry
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-667-4225

                     Date of fiscal year end: MARCH 31, 2004

                    Date of reporting period: MARCH 31, 2004



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
                        (FORMERLY WHISTLER FUND, L.L.C)

                              FINANCIAL STATEMENTS

                      WITH REPORT OF INDEPENDENT AUDITORS
                       FOR THE YEAR ENDED MARCH 31, 2004

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2004





                                    CONTENTS

Report of Independent Auditors.................................................1


Statement of Assets, Liabilities and Members' Capital - Net Assets.............2


Statement of Operations........................................................3


Statements of Changes in Members' Capital - Net Assets.........................4


Statement of Cash Flows........................................................5


Notes to Financial Statements..................................................6


Schedule of Investments.......................................................13


Company Management (Unaudited)................................................14

[Logo] ERNST & YOUNG

                       o ERNST & YOUNG LLP               o Phone: (212) 773-3000
                         5 Times Square                    www.ey.com
                         New York, New York 10036-6530



                         REPORT OF INDEPENDENT AUDITORS


To the Members of
  Advantage Advisers Whistler Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital - net assets of Advantage Advisers Whistler Fund, L.L.C. (the "Company"), including the schedule of investments, as of March 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in investment funds as of March 31, 2004, by correspondence with management of the underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Whistler Fund, L.L.C. at March 31, 2004, the results of its operations and cash flows for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

May 20, 2004




                   A MEMBER PRACTICE OF ERNST & YOUNG GLOBAL

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

                                                                                                            MARCH 31, 2004

ASSETS

Investments in investment funds, at fair value (cost - $93,825,000)                                           $121,994,511
Cash and cash equivalents                                                                                          344,254
Receivable for investments sold                                                                                    148,790
Investments paid in advance                                                                                      2,500,000
Interest receivable                                                                                                    431
Other assets                                                                                                        79,010
                                                                                                              ------------

     TOTAL ASSETS                                                                                              125,066,996
                                                                                                              ------------

LIABILITIES

Contributions received in advance                                                                                1,300,000
Administration fees payable                                                                                        103,185
Accounting and investor services fees payable                                                                       32,555
Custody fees payable                                                                                                 3,666
Accrued expenses                                                                                                   154,233
                                                                                                              ------------

     TOTAL LIABILITIES                                                                                           1,593,639
                                                                                                              ------------

           NET ASSETS                                                                                         $123,473,357
                                                                                                              ============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                                                      $95,303,846
Net unrealized appreciation on investments                                                                      28,169,511
                                                                                                              ------------

     MEMBERS' CAPITAL - NET ASSETS                                                                            $123,473,357
                                                                                                              ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             YEAR ENDED
                                                                                                           MARCH 31, 2004

INVESTMENT INCOME
   Interest                                                                                                    $    42,780
                                                                                                               -----------


EXPENSES
     Administration fees                                                                                         1,439,532
     Accounting and investor services fees                                                                         166,681
     Legal fees                                                                                                    106,300
     Audit and tax fees                                                                                             96,746
     Line of credit fees                                                                                            75,914
     Board of Managers' fees and expenses                                                                           41,184
     Insurance expense                                                                                              33,096
     Custodian fees                                                                                                 19,576
     Registration fees                                                                                               4,706
     Miscellaneous fees                                                                                             51,100
                                                                                                               -----------
       TOTAL EXPENSES                                                                                            2,034,835
                                                                                                               -----------

       NET INVESTMENT LOSS                                                                                      (1,992,055)
                                                                                                               -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   NET REALIZED GAIN ON INVESTMENTS                                                                              4,151,858
   NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                                          9,931,665
                                                                                                               -----------

       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                          14,083,523
                                                                                                               -----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                     $12,091,468
                                                                                                               ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

                                                                              SPECIAL
                                                                             ADVISORY
                                                                              ACCOUNT           MEMBERS            TOTAL
                                                                            ------------      ------------     ------------

MEMBERS' CAPITAL, MARCH 31, 2002                                            $        --      $103,205,540      $103,205,540

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                               --        (1,591,611)       (1,591,611)
   Net realized gain on investments                                                  --           716,666           716,666
   Net change in unrealized appreciation on investments                              --         3,557,397         3,557,397
   Incentive allocation                                                         274,935          (274,935)               --
                                                                            ------------      ------------     ------------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES          274,935         2,407,517         2,682,452

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                             --        51,722,714        51,722,714
   Capital withdrawals                                                         (274,935)      (20,527,486)      (20,802,421)
                                                                            ------------      ------------     ------------
   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL
     TRANSACTIONS                                                              (274,935)       31,195,228        30,920,293
                                                                            ------------      ------------     ------------

MEMBERS' CAPITAL, MARCH 31, 2003                                            $         --      $136,808,285     $136,808,285
                                                                            ============      ============     ============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                      $        --       $(1,992,055)      $(1,992,055)
   Net realized gain on investments                                                  --         4,151,858         4,151,858
   Net change in unrealized appreciation on investments                              --         9,931,665         9,931,665
   Incentive allocation                                                       1,036,307        (1,036,307)               --
                                                                            ------------      ------------     ------------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        1,036,307        11,055,161        12,091,468

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                             --        37,059,848        37,059,848
   Capital withdrawals                                                       (1,036,307)      (61,449,937)      (62,486,244)
                                                                            ------------      ------------     ------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS        (1,036,307)      (24,390,089)      (25,426,396)
                                                                            ------------      ------------     ------------

MEMBERS' CAPITAL, MARCH 31, 2004                                            $         --      $123,473,357     $123,473,357
                                                                            ============      ============     ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             YEAR ENDED
                                                                                                           MARCH 31, 2004

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from investment activities                                         $12,091,468
   Adjustments to reconcile net increase in members' capital derived from investment activities to net cash provided by operating activities:
     Decrease in investments in investment funds, at fair value                                                  3,993,335
     Decrease in receivable for investments sold                                                                    89,032
     Decrease in investments paid in advance                                                                     7,500,000
     Decrease in interest receivable                                                                                 3,858
     Increase in other assets                                                                                      (64,170)
     Decrease in administration fees payable                                                                       (10,921)
     Decrease in accounting and investor services fees payable                                                      (5,440)
     Increase in custody fees payable                                                                                1,017
     Increase in accrued expenses                                                                                   21,476
                                                                                                               -----------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                23,619,655
                                                                                                               -----------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                                                        35,292,288
   Capital withdrawals                                                                                         (62,486,244)
                                                                                                               -----------
       NET CASH USED IN FINANCING ACTIVITIES                                                                   (27,193,956)
                                                                                                               -----------


       NET CHANGE IN CASH AND CASH EQUIVALENTS                                                                  (3,574,301)
         Cash and cash equivalents at beginning of year                                                          3,918,555
                                                                                                               -----------
         Cash and cash equivalents at end of year                                                              $   344,254
                                                                                                               ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Whistler Fund, L.L.C. (formerly Whistler Fund, L.L.C.) (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified, management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an
         affiliate of Oppenheimer & Co. Inc. ("Oppenheimer") (formerly Fahnestock & Co. Inc.). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreement. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. In connection with the June 4, 2003 acquisition, a new investment advisory agreement with the Adviser dated June 5, 2003 was entered into, having been previously approved by the Company's Board of Managers on January 24, 2003 and the Company's members at a special meeting on April 30, 2003. In September 2003, Fahnestock & Co. Inc. changed its name to Oppenheimer & Co. Inc. ("Oppenheimer") and Fahnestock Viner Holdings Inc. changed its name to Oppenheimer Holdings Inc.

         The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The Company's financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.  PORTFOLIO VALUATION

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 2% (per annum) of net assets, performance or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually.

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

         b.  REVENUE AND EXPENSE RECOGNITION

         Interest income is recorded on the accrual basis.

         c.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At March 31, 2004, $344,254 in cash equivalents were held at PNC Bank in an interest bearing account.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified $1,992,055 from accumulated net investment loss and $4,151,858 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2004. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss, and net realized gain on investments that have been allocated or are estimated to be allocated to the Company's Members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer (and CIBC WM prior to the acquisition) provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member during the period (an "Incentive Allocation") will be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. For the year ended December 31, 2003, an incentive allocation in the amount of $1,036,307 was credited to the Special Advisory Account. Based upon the profits for the year ended March 31, 2004, the additional incentive allocation that would be credited to the Special Advisory Account is $301,198. However, this amount is not reflected in the accompanying Statement of Changes in Members' Capital - Net Assets because the incentive allocation is credited at the end of each calendar year.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company serves as custodian of the Company's assets.

         PFPC Inc. serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer (and CIBC WM prior to the acquisition) acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by CIBC WM and Oppenheimer amounted to $55,074 and $124,276, respectively for the year ended March 31, 2004.

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

     4.  INVESTMENTS

         Aggregate purchases and proceeds from sales of investment funds for the year ended March 31 2004, amounted to $35,500,000 and $53,948,441, respectively. At March 31, 2004, the cost of investments for Federal income tax purposes was estimated at $92,448,795. At March 31, 2004, accumulated net unrealized appreciation on investments was $29,545,716, consisting of $29,545,716 gross unrealized appreciation and no gross unrealized depreciation.

     5.  LINE OF CREDIT

         The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank which may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees including 0.50% per annum on the undrawn balance. As of March 31, 2004, the Company had no outstanding borrowings against this line of credit. There were no borrowings on this line of credit during the year.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                  PERIOD FROM
                                                                                                                  OCT. 1, 1999
                                                                                                                (COMMENCEMENT OF
                                          YEAR ENDED          YEAR ENDED        YEAR ENDED       YEAR ENDED      OPERATIONS) TO
                                        MARCH 31, 2004      MARCH 31, 2003    MARCH 31, 2002   MARCH 31, 2001    MARCH 31, 2000
                                     -----------------------------------------------------------------------------------------------

  Net assets, end of period (000s)      $ 123,473               $ 136,808        $ 103,206       $ 70,721            $ 43,085
  Ratio of net investment loss to
     average net assets*                    (1.43%)                 (1.37%)          (1.30%)        (1.28%)             (3.47%)**
  Ratio of expenses to average net                                                                                            **
     assets*                                 1.46%                   1.44%            1.37%          1.67%               3.67%
  Ratio of incentive allocation to
     average net assets                      0.74%                   0.24%            0.46%          0.84%               2.14%
  Total return***                            7.93%                   2.00%            4.44%          8.60%              10.38%
  Portfolio turnover                        25.96%                  17.58%           16.09%          9.72%               1.62%
  Average debt ratio                         0.00%                   0.00%            0.00%          0.00%               0.00%

* The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

**       Annualized.

*** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive allocation to the Special Advisory Account, if any. Total return for a period of less than a full year is not annualized. Prior period returns have been adjusted to conform to the current year presentation.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS

         Subsequent to March 31, 2004 and through May 20, 2004, the Company received initial and/or additional contributions from Members of $5,686,500.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

                                                                % OF MEMBERS                           MARCH 31, 2004
INVESTMENT FUND                                                    CAPITAL             COST              FAIR VALUE
--------------------------------------------------------------  ------------        -----------       ---------------
Ahab Partners, L.P.                                                  5.17%          $ 4,100,000          $ 6,386,002
Argus Healthcare Partners, L.P.                                      4.12             4,500,000            5,092,094
Aries Select Domestic II, L.L.C.                                     0.03                    --               31,281
Aristeia Partners, L.P.                                              3.56             3,250,000            4,397,176
Artis Technology Qualified Partners, L.P.                            4.25             4,250,000            5,243,113
Basswood Financial Partners, L.P.                                    4.36             3,700,000            5,386,613
Bedford Falls Investors, L.P.                                        4.18             3,900,000            5,160,806
The Capital Hedge Fund, Ltd., - Class G                              3.54             4,000,000            4,364,788
CCL Fund, L.L.C.                                                     1.70             2,000,000            2,100,482
Cipher Composite Fund, L.P.                                          1.51             2,000,000            1,862,286
Citadel Wellington Partners L.P.                                     4.92             2,500,000            6,068,819
Emerging CTA Index Fund L.P.                                         3.34             4,000,000            4,123,173
Eos Partners, L.P.                                                   3.70             3,625,000            4,562,379
Greylock Global Opportunity Fund, LP                                 4.81             4,850,000            5,939,047
Harbert Distressed Investment Fund, L.P.                             5.05             5,000,000            6,236,299
Highbridge Capital Corporation - Class A                             4.44             3,200,000            5,481,120
Longacre Capital Partners (QP), L.P.                                 3.74             3,250,000            4,612,678
Mariner Partners, L.P.                                               2.97             3,500,000            3,670,187
Maverick Fund USA, Ltd., - Class A                                   3.34             2,144,662            4,129,052
Maverick Fund USA, Ltd., - Class B                                   0.57               605,338              697,753
Millgate Partners, L.P.                                              6.09             4,700,000            7,524,325
MKP Partners L.P.                                                    3.04             3,000,000            3,760,349
North Sound Legacy Institutional Fund LLC                            4.88             4,500,000            6,027,953
Passport II, L.P.                                                    1.71             2,000,000            2,118,068
Prism Partners I, L.P.                                               4.41             4,250,000            5,448,893
Sirios Capital Partners II, L.P.                                     5.14             6,000,000            6,353,187
TCS Capital II, L.P.                                                 1.77             2,000,000            2,182,736
Zeus Fixed Income Arbitrage L.P. - Class B                           2.46             3,000,000            3,033,852
                                                                 ---------        --------------      ---------------
TOTAL                                                               98.80%         $ 93,825,000        $ 121,994,511
                                                                 ---------        --------------      ---------------

OTHER ASSETS, LESS LIABILITIES*                                      1.20%                                 1,478,846
                                                                 ---------                            ---------------

MEMBERS' CAPITAL - NET ASSETS                                      100.00%                             $ 123,473,357
                                                                 =========                            ===============

* Includes $344,254 invested in a PNC Bank Money Market Account, which is 0.28% of net assets.


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.


COMPANY MANAGEMENT (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


NAME, ADDRESS AND AGE                                  POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
                                                       WITH THE                 DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS
                                                       COMPANY AND              OVERSEEN IN COMPANY COMPLEX AND OTHER
                                                       LENGTH OF TIME           DIRECTORSHIPS HELD
                                                       SERVED

JESSE H. AUSUBEL                                       Manager since            Director,  Richard  Lounsbery  Foundation  (1997  to
                                                       May 1999.                present);    Director,   Program   for   the   Human
c/o Oppenheimer Asset Management Inc.                                           Environment  and  Senior  Research  Associate,   The
200 Park Avenue                                                                 Rockefeller  University  (1993 to present);  Program
New York, NY 10166                                                              Director,   Alfred  P.  Sloan  Foundation  (1994  to
Age:  52                                                                        present);     Adjunct    Scientist,    Woods    Hole
                                                                                Oceanographic  Institution  (1995 to  present).  Mr.
                                                                                Ausubel  also is a Manager of four other  registered
                                                                                investment companies for which the Adviser serves as
                                                                                investment adviser.


LAWRENCE BECKER                                        Manager since            Private   investor   in   real   estate   investment
                                                       October 2003.            management concerns. From February 2000 through June
c/o Oppenheimer Asset Management Inc.                                           2003, he was Vice  President -  Controller/Treasurer
200 Park Avenue                                                                 for National Financial  Partners,  which specializes
New York, NY 10166                                                              in financial services  distribution.  Prior to that,
Age:  48                                                                        Mr.    Becker    was   a    Managing    Director   -
                                                                                Controller/Treasurer  of Oppenheimer Capital and its
                                                                                Quest for Value Funds.  (Oppenheimer  Capital is not
                                                                                affiliated with Oppenheimer  Asset Management Inc.).
                                                                                Mr.  Becker  is a  licensed  CPA.  He  serves as the
                                                                                treasurer of The France Growth Fund, Inc. Mr. Becker
                                                                                is  a   Manager/Trustee   of  ten  other  registered
                                                                                investment  companies  advised by the Adviser or its
                                                                                affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


NAME, ADDRESS AND AGE                                  POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
                                                       WITH THE                 DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS
                                                       COMPANY AND              OVERSEEN IN COMPANY COMPLEX AND OTHER
                                                       LENGTH OF TIME           DIRECTORSHIPS HELD
                                                       SERVED

JAMES E. BUCK                                          Manager since April      Retired;   Senior  Vice   President   and  Corporate
                                                       2003.                    Secretary of the New York Stock Exchange,  Inc. (the
c/o Oppenheimer Asset Management Inc.                                           "Exchange")  and the  subsidiaries  of the Exchange,
200 Park Avenue                                                                 including the NYSE  Foundation and the Fallen Heroes
New York, NY 10166                                                              Fund (1967 to 2003).  Mr.  Buck also is a Manager of
Age:  68                                                                        four other registered investment companies for which
                                                                                the Adviser serves as investment adviser.


LUIS RUBIO                                             Manager since April      President,   of  Centro  de  Investigation  Para  el
                                                       2003.                    Desarrollo,  A.C.  (Center of Research  Development)
c/o Oppenheimer Asset Management Inc.                                           (2000  to   present)   and   Director  of  the  same
200 Park Avenue                                                                 organization  1984 to 2000;  Adjunct Fellow,  Center
New York, NY 10166                                                              for  Strategic  and  International  Studies (1993 to
Age:  48                                                                        present);  Member,  Advisory  Board of the  National
                                                                                Council of Science and Technology of Mexico (1989 to
                                                                                2000);  Director,  Human Rights Commission of Mexico
                                                                                City (1994 to 2002). He is a Manager/Trustee  of ten
                                                                                other registered investment companies advised by the
                                                                                Adviser or one of its affiliates. From 1991 to 1993,
                                                                                Dr. Rubio was a Director of Banco National de Mexico
                                                                                S.A.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

NAME, ADDRESS AND AGE                                  POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
                                                       WITH THE                 DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS
                                                       COMPANY AND              OVERSEEN IN COMPANY COMPLEX AND OTHER
                                                       LENGTH OF TIME           DIRECTORSHIPS HELD
                                                       SERVED

JANET L. SCHINDERMAN                                   Manager since April      Associate Dean for Special Projects and Secretary to
                                                       2003.                    the Board of Overseers,  Columbia Business School of
c/o Oppenheimer Asset Management Inc.                                           Columbia   University   (1990   to   present).   Ms.
200 Park Avenue                                                                 Schinderman is also a Manager/Trustee of eight other
New York, NY 10166                                                              registered   investment  companies  advised  by  the
Age:  52                                                                        Adviser or one of its affiliates. From 1987 to 1990,
                                                                                she served as Executive  Assistant to the  President
                                                                                at the Illinois Institute of Technology.



MARSHALL DORNFELD*                                     Manager since            Mr. Dornfeld is the Managing  Director,  Alternative
                                                       February 2004.           Investments Group, Oppenheimer Asset Management Inc.
Oppenheimer Asset Management Inc.                                               Mr.  Dornfeld also serves as a Manager of four other
200 Park Avenue                                                                 registered   investment  companies  advised  by  the
New York, NY 10166                                                              Adviser.

Age:  42


*MANAGER IS AN "INTERESTED PERSON" (AS DEFINED BY THE 1940 ACT) OF THE COMPANY.

ON OCTOBER 30, 2003, MR. PAUL BELICA RESIGNED AS A MANAGER. EFFECTIVE OCTOBER 30, 2003, MR. LAWRENCE K. BECKER WAS ELECTED AS A MANAGER. HE SERVES AS A NON-INTERESTED MANAGER AND AS THE CHAIRMAN OF THE COMPANY'S AUDIT COMMITTEE. THE MANAGERS OF THE COMPANY HAVE DETERMINED THAT MR. BECKER QUALIFIED AS A FINANCIAL EXPERT FOR THE PURPOSES OF THE SARBANES-OXLEY ACT OF 2002.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

EFFECTIVE FEBRUARY 25, 2004, HOWARD SINGER RESIGNED FROM THE COMPANY'S BOARD OF MANAGERS. ON FEBRUARY 26, 2004, MARSHALL DORNFELD WAS ELECTED BY THE REMAINING MANAGERS TO SERVE AS A MANAGER.

PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at (212) 667 - 4225 and at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, on July 31, 2003, adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. (the "Code of Ethics").

     (b) There have been no amendments, during the period covered by this report, to any provisions of the Code of Ethics.

     (c) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from any provisions of the Code of Ethics.

     (d)  Not Applicable.

     (e)  Not Applicable.

     (f) A copy of the registrant's Code of Ethics is filed as an exhibit hereto. The registrant undertakes to provide a copy of the Code of Ethics to any person, without charge upon request to the registrant at its address at 200 Park Avenue, New York, NY 10166.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2004 and $45,000 for 2003.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2004 and $0 for 2003. The fees billed for 2004 include fees associated with the review of the semi-annual financial statements.

     TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $35,000 for 2004 and $35,000 for 2003. The fees billed for 2004 include fees for tax compliance services to the registrant.

     ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

     The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees for Whistler and "affiliates," as defined, totaled $533,104 for the year ending March 31, 2004 and $43,000 for the year ending March 31, 2003 of which $452,950 was subject to pre-approval in 2004. The services provided in 2003 were prior to the effective date of the pre-approval process.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.

                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.

                  ADVANTAGE ADVISERS AUGUSTA MANAGEMENT, L.L.C
                   ADVANTAGE ADVISERS TROON MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS CATALYST MANAGEMENT, L.P.




                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

CHAPTER 1 BOARD OF DIRECTORS
--------------------------------------------------------------------------------
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                           6
--------------------------------------------------------------------------------
CHAIRMAN & CEO ARE THE SAME PERSON                                             7
--------------------------------------------------------------------------------
INDEPENDENCE OF DIRECTORS                                                      8
--------------------------------------------------------------------------------
STOCK OWENERSHIP REQUEST                                                       9
--------------------------------------------------------------------------------
CHARITABLE CONTRIBUTIONS                                                      10
--------------------------------------------------------------------------------
DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION                11
--------------------------------------------------------------------------------
VOTE RECOMMENDATION                                                           12
--------------------------------------------------------------------------------
SIZE OF THE BOARD                                                             13
--------------------------------------------------------------------------------
VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                            14
--------------------------------------------------------------------------------
TERM OF OFFICE                                                                15
--------------------------------------------------------------------------------
COMPENSATION DISCLOSURE                                                       16
--------------------------------------------------------------------------------

CHAPTER 2 AUDITORS                                                            17
--------------------------------------------------------------------------------
RATIFYING AUDITORS                                                            18
--------------------------------------------------------------------------------

CHAPTER 3 TENDER OFFER DEFENSES                                               19
--------------------------------------------------------------------------------
POISON PILLS                                                                  20
--------------------------------------------------------------------------------
GREENMAIL                                                                     21
--------------------------------------------------------------------------------
SUPERMAJORITY VOTE                                                            22
--------------------------------------------------------------------------------

CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                                 23
--------------------------------------------------------------------------------
CHANGING CORPORATE NAME                                                       24
--------------------------------------------------------------------------------
REINCORPORATION                                                               25

CHAPTER 5 PROXY CONTEST DEFENSES                                              26
--------------------------------------------------------------------------------
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                               27
--------------------------------------------------------------------------------
CUMULATIVE VOTING                                                             28
--------------------------------------------------------------------------------
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                                 29
--------------------------------------------------------------------------------
SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                              30
--------------------------------------------------------------------------------

CHAPTER 6 MISCELLANEOUS CORPORATE
--------------------------------------------------------------------------------
GOVERNANCE  PROVISIONS                                                        31
--------------------------------------------------------------------------------
CONFIDENTIAL VOTING                                                           32
--------------------------------------------------------------------------------
SHAREHOLDER ADVISORY COMMITTEES                                               33
--------------------------------------------------------------------------------
FOREIGN CORPORATE MATTERS                                                     34
--------------------------------------------------------------------------------
GOVERNMENT SERVICE LIST                                                       35
--------------------------------------------------------------------------------

CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                     36
--------------------------------------------------------------------------------
ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                            37
--------------------------------------------------------------------------------
NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                        38
--------------------------------------------------------------------------------
MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES                 39
--------------------------------------------------------------------------------
EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                                 40
--------------------------------------------------------------------------------
ANIMAL RIGHTS                                                                 41
--------------------------------------------------------------------------------

CHAPTER 8 CAPITAL STRUCTURE                                                   42
--------------------------------------------------------------------------------
COMMON STOCK AUTHORIZATION                                                    43
--------------------------------------------------------------------------------
BLANK CHECK PREFERRED STOCK                                                   44
--------------------------------------------------------------------------------
PREEMPTIVE RIGHTS                                                             45
--------------------------------------------------------------------------------
STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                      46
--------------------------------------------------------------------------------
REVERSE STOCK SPLITS                                                          47
--------------------------------------------------------------------------------
ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                      48
--------------------------------------------------------------------------------
DEBT RESTRUCTURING                                                            49
--------------------------------------------------------------------------------

CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                                 50
--------------------------------------------------------------------------------
DIRECTOR COMPENSATION                                                         51
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                      52
--------------------------------------------------------------------------------
EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                        53
--------------------------------------------------------------------------------
OPTIONS EXPENSING                                                             54
--------------------------------------------------------------------------------
GOLDEN PARACHUTES                                                             55
--------------------------------------------------------------------------------
PROPOSAL TO BAN GOLDEN PARACHUTES                                             56
--------------------------------------------------------------------------------
OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                    57
--------------------------------------------------------------------------------

CHAPTER 10  STATE OF INCORPORATION                                            58
--------------------------------------------------------------------------------
CONTROL SHARE ACQUISITION STATUTES                                            59
--------------------------------------------------------------------------------
OPT-OUT OF STATE TAKEOVER STATUTES                                            60
--------------------------------------------------------------------------------
CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS                 61
--------------------------------------------------------------------------------

CHAPTER 11 CONFLICT OF INTEREST                                               62
--------------------------------------------------------------------------------
CONFLICTS                                                                     63
--------------------------------------------------------------------------------
CONFLICTS CONT'D                                                              64
--------------------------------------------------------------------------------

CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE
& PROXY MANAGERS                                                              65
--------------------------------------------------------------------------------
CORPORATE GOVERNANCE COMMITTEE                                                66
--------------------------------------------------------------------------------
PROXY MANAGERS                                                                67
--------------------------------------------------------------------------------

CHAPTER 13 SPECIAL ISSUES WITH
--------------------------------------------------------------------------------
VOTING FOREIGN PROXIES                                                        68
--------------------------------------------------------------------------------
SPECIAL ISSUES                                                                69
--------------------------------------------------------------------------------

CHAPTER 14 RECORD KEEPING                                                     70
--------------------------------------------------------------------------------
RECORD KEEPING                                                                71
--------------------------------------------------------------------------------

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., Advantage Advisers Catalyst Management, L.P., Oppenheimer Emerging Markets Management, L.L.C., Oppenheimer Horizon management, L.L.C., Oppenheimer Institutional Horizon Management, L.L.C., and Oppenheimer Value Partners, L.P. (collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.


In each analysis of an uncontested election of directors you should review:

     a) Company performance

     b) Composition of the board and key board committees

     c) Attendance at board meetings d) Corporate governance provisions and takeover activity


We may also consider:

     a) Board decisions concerning executive compensation

     b) Number of other board seats held by the nominee

     c) Interlocking directorships



VOTE RECOMMENDATION

                                           It is our policy to vote IN FAVOR of
                                           the candidates proposed by the board.


We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON

     Shareholders may propose that different persons hold the positions of the chairman and the CEO.

     We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS

     Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION

                                          It is our policy to vote FOR proposals
                                          requesting that a majority of the
                                          Board be independent and that the
                                          audit, compensation and nominating
                                          committees of the board include only
                                          independent directors.

STOCK OWNERSHIP REQUIREMENTS

     Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.


VOTE RECOMMENDATION

                                          Vote AGAINST proposals that require
                                          director stock ownership

                            CHARITABLE CONTRIBUTIONS


         Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.


VOTE RECOMMENDATION

                                              (Shareholders Proposals)
                                              Vote AGAINST proposals regarding
                                              charitable contribution.


         Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION


         These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.


         When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals that eliminate
                                          entirely director and officers'
                                          liability for monetary damages for
                                          violating the duty of care.

                                          Vote AGAINST indemnification proposals
                                          that would expand coverage beyond just
                                          legal expenses to acts, such as
                                          negligence, that are more serious
                                          violations of fiduciary obligations
                                          than mere carelessness.

                                          Vote FOR only those proposals
                                          providing such expanded coverage in
                                          cases when a director's or officer's
                                          legal defense was unsuccessful if: a)
                                          the director was found to have acted
                                          in good faith, and b) only if the
                                          director's legal expenses would be
                                          covered.

The following factors should be considered:

          1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

          2. Attracting and retaining the most qualified directors enhances shareholder value.

                                SIZE OF THE BOARD


         Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.


VOTE RECOMMENDATION

                                                     Vote FOR the board's
                                                     recommendation to increase
                                                     or decrease the size of the
                                                     board.


The following factors should be considered:

          1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

          2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis. The following factors are considered:


          1.   management's track record
          2.   background to the proxy contest
          3.   qualifications of director nominees

                                 TERM OF OFFICE


This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.


VOTE RECOMMENDATION

                                                     Vote AGAINST shareholder
                                                     proposals to limit the
                                                     tenure of outside
                                                     directors.


The following factors should be considered:

          1. An experienced director should not be disqualified because he or she has served a certain number of years.

          2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.


          3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE


These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.



VOTE RECOMMENDATION

                                                     (shareholders policy)
                                                     Vote AGAINST these
                                                     proposals that require
                                                     disclosure, unless we have
                                                     reason to believe that
                                                     mandated disclosures are
                                                     insufficient to give an
                                                     accurate and meaningful
                                                     account of senior
                                                     management compensation.



The following factors should be considered:

          1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.


          2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.


         3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.


VOTE RECOMMENDATION

                                           Vote FOR proposal to ratify auditors.


The following factors should be considered:

          1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.


          2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

          3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS

Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.


A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.



VOTE RECOMMENDATION

                                           Vote FOR shareholder
                                           proposals asking that a
                                           company submit its poison
                                           pill for shareholder
                                           ratification.


                                           Vote on a CASE-BY-CASE basis
                                           regarding shareholder proposals to
                                           redeem a company's poison pill.

                                           Vote on a CASE-BY-CASE
                                           basis regarding management
                                           proposals to ratify a
                                           poison pill.

                                    GREENMAIL


Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company.

Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.


Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.


VOTE RECOMMENDATION

                                                     Vote FOR proposals to adopt
                                                     anti Greenmail or bylaw
                                                     amendments or otherwise
                                                     restrict a company's
                                                     ability to make Greenmail
                                                     payments


                                                     Vote on a CASE-BY-CASE
                                                     basis regarding
                                                     anti-Greenmail proposals
                                                     when they are bundled with
                                                     other charter or bylaw
                                                     amendments.


The following factors should be considered:

          1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE


Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.



VOTE RECOMMENDATIONS

                                                     Vote AGAINST management
                                                     proposals to require a
                                                     Supermajority shareholder
                                                     vote to approve mergers and
                                                     other significant business
                                                     combinations.


                                                     Vote FOR shareholder
                                                     proposals to lower
                                                     Supermajority vote
                                                     requirements for mergers
                                                     and other significant
                                                     business combinations.


The following factors should be considered:

          1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.


          2.   Supermajority vote may make action all but impossible.

          3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME


This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.


VOTE RECOMMENDATION

                                                     Vote FOR changing the
                                                     corporate name.


The following factors should be considered:

          1.   A name of a corporation symbolizes its substance.

          2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.


          3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION


These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.




VOTE RECOMMENDATION

                                                     Vote on a CASE-BY-CASE
                                                     basis, carefully reviewing
                                                     the new state's laws and
                                                     any significant changes the
                                                     company makes in its
                                                     charter and by-laws.


The following factors should be considered:

          1. The board is in the best position to determine the company's need to incorporate.

          2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

          3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS


A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.


Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.


VOTE RECOMMENDATIONS

                                                     Vote AGAINST proposals to
                                                     classify the board. Vote
                                                     FOR proposals to repeal
                                                     classified boards and to
                                                     elect all directors
                                                     annually.


The following factors should be considered:

          1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING


Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.


VOTE RECOMMENDATION

                                                     Vote AGAINST proposals that
                                                     permit cumulative voting.



The following factors should be considered:

          1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

          2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

          3.   Cumulative voting can allow a minority to have representation.

          4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING


Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.


VOTE RECOMMENDATION

                                                     Vote AGAINST proposals to
                                                     restrict or prohibit
                                                     shareholder ability to call
                                                     special meetings.


                                                      Vote FOR proposals
                                                      that remove restrictions
                                                      on the right of
                                                      shareholders to act
                                                      independently of
                                                      management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD


Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.


Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.


VOTE RECOMMENDATIONS

                                           Vote FOR proposal which
                                           seek to fix the size of the board.


                                           Vote AGAINST proposals which
                                           give management the ability to alter
                                           the size of the board without
                                           shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING


Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.


VOTE RECOMMENDATIONS

                                                     Vote FOR shareholder
                                                     proposals requesting that
                                                     corporations adopt
                                                     confidential voting.


                                                     Vote FOR management
                                                     proposals to adopt
                                                     confidential voting.


The following factors should be considered:

          1. Some shareholders elect to have the board not know how they voted on certain issues.

          2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

          3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES


These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.


VOTE RECOMMENDATION

                                          Vote AGAINST proposals to
                                          establish a shareholder advisory
                                          committee.


The following factors should be considered:

          1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

          2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS


These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).


VOTE RECOMMENDATION

                                                     Vote FOR proposals that
                                                     concern foreign companies
                                                     incorporated outside of the
                                                     United States.


The following factors should be considered:

          1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

          2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST


This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.


Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.


VOTE RECOMMENDATION

                                                     Vote AGAINST these
                                                     proposals which a request a
                                                     list of employees having
                                                     been employed by the
                                                     government.


The following factors should be considered:

          1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

          2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

          3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES

                               (CERES PRINCIPLES)


CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.


VOTE RECOMMENDATION

                                                     Vote AGAINST proposals
                                                     requesting that companies
                                                     sign the CERES Principles.



The following factors should be considered:

          1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND

                              (MACBRIDE PRINCIPLES)


It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.


In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.


VOTE RECOMMENDATION

                                                     REFRAIN from voting on
                                                     proposals that request
                                                     companies to adopt the
                                                     MacBride Principles.


The following factors should be considered:

          1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

          2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND

                      INTERNATIONAL OPERATIONS AND POLICIES

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.


The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.


VOTE RECOMMENDATION

                                                     ABSTAIN from providing a
                                                     vote recommendation on
                                                     proposals regarding the
                                                     Maquiladora Standards and
                                                     international operating
                                                     policies.


The following factors should be considered:

          1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

          2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY

                               AND DISCRIMINATION

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.


VOTE RECOMMENDATION

                                                     REFRAIN from voting on any
                                                     proposals regarding equal
                                                     employment opportunities
                                                     and discrimination.


The following factors should be considered:

          1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS


A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.




VOTE RECOMMENDATION

                                                     REFRAIN from making vote
                                                     recommendations on
                                                     proposals regarding animal
                                                     rights.



The following factors should be considered:

          1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

          2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION


The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.


However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.



VOTE RECOMMENDATION

                                                     Vote CASE-BY-CASE on
                                                     proposals increase the
                                                     number of shares of common
                                                     stock authorized for issue.


                                                     Vote AGAINST proposed
                                                     common share authorization
                                                     that increase existing
                                                     authorization by more then
                                                     100 percent unless a clear
                                                     need for the excess shares
                                                     is presented by the
                                                     company.


The following factors should be considered:

          1. Is this company going to make frequent business acquisitions over a period of time?

          2.   Is the company expanding its operations?

          3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK


The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.


Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.


VOTE RECOMMENDATION

                                                     Vote AGAINST proposals
                                                     authorizing the creation of
                                                     new classes of preferred
                                                     stock with unspecified
                                                     voting, conversion,
                                                     dividend distribution, and
                                                     other rights.


The following factors should be considered:

          1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS


These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.


VOTE RECOMMENDATION

                                                      Vote AGAINST proposals
                                                      seeking preemptive rights.


The following factors should be considered:

          1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

          2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS

STOCK SPLITS
The corporation requests authorization for a stock split.

VOTE RECOMMENDATION

                                                     Vote FOR management
                                                     proposal to authorize stock
                                                     splits unless the split
                                                     will result in an increase
                                                     of authorized but unissued
                                                     shares of more than 100%
                                                     after giving effect to the
                                                     shares needed for the
                                                     split.

REVERSE STOCK SPLITS

VOTE RECOMMENDATION

                                                     Vote FOR management
                                                     proposal to authorize
                                                     reverse stock split unless
                                                     the reverse stock split
                                                     results in an increase of
                                                     authorized but unissued
                                                     shares of more than 100%
                                                     after giving effect to the
                                                     shares needed for the
                                                     reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK


The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.


The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.


VOTE RECOMMENDATION

                                                      Vote FOR management
                                                      proposals to reduce the
                                                      par value of common stock.


The following factors should be considered:

          1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

          2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.


VOTE RECOMMENDATION

                                                      It is our policy to vote
                                                      CASE-BY-CASE on debt
                                                      restructuring

The following factors should be considered:

          1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

          2. Change in Control - Will the transaction result in a change of control of the company?

          3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION


Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.


VOTE RECOMMENDATION

                                                      Vote on a CASE-BY-CASE
                                                      basis for director
                                                      compensation.


The following factors should be considered:

          1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION

                                                      Vote on a CASE-BY-CASE
                                                      basis


The following factors should be considered:

          1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.


VOTE RECOMMENDATION

                                                     Vote FOR proposals to adopt
                                                     share-based compensation
                                                     plans when the following
                                                     items are involved:

          1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

          2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

          3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                                     Vote AGAINST proposals
                                                     adopting share based
                                                     compensation plans when the
                                                     following items are
                                                     involved:

          1.   Re-load options (new options issued for any exercised).

          2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING

Shareholder proposal to expense options.

VOTE RECOMMENDATION

                                                     It is our policy to vote
                                                     FOR proposals to expense
                                                     options

                                GOLDEN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.



VOTE RECOMMENDATION

                                                     Vote FOR proposals which
                                                     seek to limit additional
                                                     compensation payments.

                                                     Vote FOR shareholder
                                                     proposals to have golden
                                                     parachutes submitted for
                                                     shareholder ratification.


The following factors should be considered:

          1. The stability of management may be affected by an attempted acquisition of the corporation.

          2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES

Based on the foregoing information:

VOTE RECOMMENDATION

                                                     We are FOR this proposal,
                                                     which essentially bans
                                                     golden parachutes, because
                                                     we feel management's
                                                     compensation should be
                                                     solely based on real-time
                                                     contributions to the
                                                     corporation while they are
                                                     serving it. Deferred
                                                     current compensation is
                                                     viewed differently than
                                                     future, contingent
                                                     compensation for current
                                                     services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION

We believe that directors should only be compensated while serving the company.


VOTE RECOMMENDATIONS

                                                     Vote AGAINST proposals
                                                     establishing outside
                                                     directors' retirement
                                                     compensation. Vote FOR
                                                     proposals that revoke
                                                     outside directors'
                                                     retirement compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION

                                                     Vote AGAINST proposals
                                                     which request the board to
                                                     seek shareholder approval
                                                     before committing to an
                                                     acquisition.


The following factors should be considered:

          1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

          2.   Conforming to these requirements can be expensive.

          3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

          4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION

                                                     Vote on a CASE-BY-CASE
                                                     basis for these proposals.


The following factors should be considered:

          1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

          2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

          3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

          4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

          1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Fahnestock & Co. Inc., an affiliate of the Advisers.

          2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

          3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:


          1. Routine proxy proposals are presumed not to involve a material conflict of interest.


          2. Non-routine proxy proposals-Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

          3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

                    a)   Obtain instructions from the client on how to vote.

                    b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

                    c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Bryan McKigney, Managing Director, Fahnestock & Co. Inc., (2) Barbara Pires, Executive Director, Fahnestock & Co. Inc., and (3) Deborah Kaback, Executive Director, Fahnestock & Co. Inc.

PROXY MANAGERS

The Proxy Manager for the Advisers is Caroline Gilllespie, Executive Director, Fahnestock & Co. Inc. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

    Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

          1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

          2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.

          3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

          4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

          1.   Copies of these policies

          2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

          3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

          4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

          5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

ADVISOR                             CLIENT                                      POLICY

Advantage Advisers                  Advantage Advisers                          This policy is applicable.
 Management, LLC.                   Alyeska Fund, LLC.
                                    is a registered fund of funds

                                    Advantage Advisers                          Alkeon Capital
                                    Technology Partners, LLC.                   Management proxy
                                    The portfolio manger is Alkeon              policy, attached hereto as
                                    Capital Management, L.L.C.                  Exhibit A, is applicable.

                                    Advantage Advisers Stratigos                Alkeon Capital
                                    Fund, LLC. The portfolio manger is          Management proxy policy
                                    Is Alkeon Capital Management                is applicable.

                                    Advantage Advisers Xanthus                  Alkeon Capital
                                    Fund, LLC. The portfolio manager is         Management proxy
                                    Alkeon Capital Management                   policy is applicable.

                                    Advantage Advisers Sawgrass Fund,           CWH Associates Inc.
                                    LLC. The portfolio manager is CWH           proxy policy, attached
                                    Associates, Inc.                            hereto as Exhibit B, is
                                                                                applicable.

                                    Advantage Advisers Wynstone                 KBW Asset Management
                                    Fund, LLC. The portfolio manager            Inc. proxy policy, attached
                                    is KBW Asset Management Inc.                hereto as Exhibit C, is
                                                                                applicable.

                                    Advantage Advisers Whistler Fund,           This policy is applicable.
                                    LLC. is a registered fund of funds

                                    Mercantile Long-Short Manager Fund,         This policy is applicable.
                                    LLC. Advantage Advisers Management
                                    LLC. acts as subadvisor to this fund.

Advantage Advisers                  Advantage Advisers Alyeska Int'l Ltd.       This policy is applicable.
Multi Manager, LLC.

                                    Advantage Advisers Catalyst Int'l, Ltd.     Ridgecrest Investment
                                    Ridgecrest Investment Management,           Management LLC proxy
                                    LLC acts as portfolio manager.              policy, attached hereto as
                                                                                Exhibit D, is applicable.

                                    Advantage Advisers Deauville Europe         This policy is applicable.
                                    Fund, Ltd. is a fund of funds.


                                    Advantage Advisers Deauville                This policy is applicable.
                                    Europe Master Fund, Ltd. is a fund of funds.

                                    Advantage Advisers Deauville Europe
                                    Fund, LLC is a fund of funds.               This policy is applicable.

ADVISOR                             CLIENT                                      POLICY

                                    Advantage Advisers Sawgrass                 CWH Associates Inc,
                                    International, Ltd.  CWH Associates,        proxy policy, attached
                                    Inc. acts as portfolio manager.             hereto as Exhibit E, is
                                                                                applicable.

                                    Advantage Advisers Technology               Alkeon Capital
                                    International, Ltd. Alkeon Capital          Management proxy
                                    Management acts as subadvisor               policy, attached hereto as
                                                                                Exhibit A, as applicable.

                                    Advantage Advisers Troon                    Mark Asset Mgt. Corp.
                                    International, Ltd. Mark Asset              proxy policy, attached
                                    Management Corp. acts as portfolio          hereto as Exhibit F, is
                                    manager.                                    applicable.

                                    Advantage Advisers Whistler                 This policy is applicable.
                                    International, Ltd.  is a fund of funds.


Advantage Advisors                  General partner to Advantage Advisers       This policy is applicable.
Private Equity Management,          Private Equity Partners, L.P. ("COPEP").
LLC

Advantage Advisers Troon            Investment advisor to Advantage Advisers    Proxy policies of Mark
Management, L.L.C.                  Troon Fund, LLC.  Mark Asset                Asset Management
                                    Management Corporation acts as portfolio    Corporation, attached
                                    manager.                                    hereto as Exhibit F, are
                                                                                applicable.

Oppenheimer Catalyst                General Partner and investment adviser      Ridgecrest Investment
Management L.P.                     to Advantage Adviser Catalyst               Management LLC's
                                    Partners, LP. Ridgecrest Investment         proxy policies, attached
                                    Management LLC. personnel act as            hereto as Exhibit D, are
                                    portfolio manager.                          applicable.

Oppenheimer Emerging                This adviser has no clients and is          To the extent this adviser
Emerging Markets                    inactive.                                   has clients in the future
Management, LLP                                                                 this policy will be
                                                                                applicable.

Oppenheimer Value Partners, LP      This adviser has no clients and is          To the extent this adviser
                                    inactive.                                   has clients in the future
                                                                                this policy will be
                                                                                applicable.

Oppenheimer Horizon                 Managing member of Oppenheimer              The proxy policies of
Management, LP                      Horizon Management, LLC, which is the       Contrarian Capital
                                    General Partner of Oppenheimer Horizon      Management LLC,
                                    Partners, LP. is closed to new investors    attached hereto as Exhibit
                                    and is in the process of being liquidated.  G, are applicable.
                                    The portfolio manager for Oppenheimer
                                    Horizon Partners, LP is Contrarian Capital
                                    Management, LLC.

ADVISOR                             CLIENT                                      POLICY

Oppenheimer                         General Partner and investment              The proxy policies
Institutional Horizon               adviser to Oppenheimer                      of Contrarian Capital
Management, LP                      Institutional Horizon Partners, LP,         Management LLC,
                                    an unregistered fund in the process         attached hereto as
                                    of being liquidated. Contrarian             Exhibit G, are
                                    Capital Management LLC is the               applicable.
                                    portfolio manager for Oppenheimer
                                    Institutional Horizon Partners, LP.

Advantage Advisers                  Investment adviser of Advantage             The proxy policies of
Augusta Management, LLC             Advisers Augusta Fund, LLC.  Ardsley        Ardsley advisory Partners,
                                    Advisory Partners personnel act as          attached hereto as Exhibit
                                    portfolio manager.                          H, are applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

          (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

          (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

          (a)(3)  Not yet effective.

          (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Advantage Advisers Whistler Fund LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Marshall Dornfeld
                         -------------------------------------------------------
                           Marshall Dornfeld, Chief Executive Officer
                           (principal executive officer)

Date                       MAY 21, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Marshall Dornfeld
                         -------------------------------------------------------
                           Marshall Dornfeld, Chief Executive Officer
                           (principal executive officer)

Date                                MAY 21, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye, Chief Financial Officer
                           (principal financial officer)

Date                                MAY 21, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.